Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 2,162	$ 1,759	$ 2,236
Available-for-sale investments:
Unrealized gains (losses), net of tax benefit (expense) of $0, ($1) and $1	0	3	(2)
Reclassification to Net income, net of tax benefit (expense) of $0, $0 and ($7)	0	0	12
Net actuarial gains (losses) of defined benefit plans:
Adjustment, net of tax benefit (expense) of ($60), $29 and $65	105	(81)	(124)
Reclassification to Net income, net of tax benefit (expense) of ($37), ($104) and ($28)	71	160	48
Prior service cost of defined benefit plans:
Adjustment, net of tax benefit (expense) of $1, $1 and $5	(3)	(2)	(9)
Reclassification to Net income, net of tax benefit (expense) of $2, $0 and ($1)	(3)	0	2
Derivative instrument:
Change in fair value, net of tax benefit (expense) of $0, $1 and $1	0	(3)	(2)
Reclassification to Net income, net of tax benefit (expense) of ($1), $0 and $0	1	0	0
Other comprehensive income (loss), net of taxes	171	77	(75)
Total comprehensive income	$ 2,333	$ 1,836	$ 2,161